Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
Employees of our general partner are assigned to work for us. Where directly attributable, the costs of all compensation, benefits expenses and employer expenses for these employees are charged directly by our general partner to American Midstream, LLC which, in turn, charges the appropriate subsidiary. Our general partner does not record any profit or margin for the administrative and operational services charged to us. During the years ended December 31, 2012, 2011, and 2010 administrative and operational services expenses of $12.5 million, $9.6 million and $7.6 million, respectively, were charged to us by our general partner. For the year ended December 31, 2012, our general partner incurred approximately $0.4 million of costs associated with certain business development activities.  If the business development activities result in a project that will be pursued and funded by the Partnership, we will reimburse our general partner for the business development costs related to that project.
Prior to our IPO, we had entered into an advisory services agreement with American Infrastructure MLP Management, L.L.C., American Infrastructure MLP PE Management, L.L.C., and American Infrastructure MLP Associates Management, L.L.C., as the advisors. The agreement provided for the payment of $0.3 million in 2010 and annual fees of $0.3 million plus annual increases in proportion to the increase in budgeted gross revenues thereafter. In exchange, the advisors agreed to provide us services in obtaining equity, debt, lease and acquisition financing, as well as providing other financial, advisory and consulting services. Under this agreement, $0.2 million and $0.3 million had been recorded to selling, general and administrative expenses for the years ended December 31, 2011 and 2010, respectively.
On August 1, 2011 and in connection with our IPO, we terminated the advisory services agreement in exchange for a payment of $2.5 million.